Related parties - Disclosure of detailed information about information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related party transactions [abstract]
Salaries and benefits	$ 1,914	$ 1,621
Share-based compensation	8,957	5,092
Total compensation paid to related parties	$ 10,871	$ 6,713